Commitment - Summary Of Commitments Under the Financing Guarantee Contracts (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosures Of Commitments [Abstract]
Financing Guarantee Commitments	¥ 54,903,487	¥ 68,502,938